Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

10. Subsequent Events

        The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The Company has evaluated all subsequent events and determined that there are no material recognized or unrecognized subsequent events requiring disclosure.

16. Subsequent Events

        The Company has completed an evaluation of all subsequent events after the audited balance sheet date of December 31, 2012 through September 5, 2013, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2012, and events which occurred subsequently but were not recognized in the financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within these financial statements and except as described below.

        On September 4, 2013, the Board approved the following actions, which were approved by the stockholders on the same day:

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  A 1-for-4 reverse stock split of the Company's common stock and redeemable convertible preferred stock, which was effective on September 5, 2013. All share and per share data shown in the accompanying financial statements and related notes have been retroactively revised to reflect the reverse stock split.

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  The adoption of the 2013 Equity Incentive Plan (the 2013 Plan). The Company has reserved for issuance an aggregate of 1,500,000 shares of common stock under the 2013 Plan which is comprised of (i) the remaining 155,884 shares reserved for issuance under the 2003 Plan and (ii) an additional 1,344,116 shares. The 2013 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning in 2014, by the lesser of (i) 3,150,000 shares, or (ii) 4% of the outstanding number of shares of the Company's common stock on the immediately preceding December 31st. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company's capitalization.

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  The adoption of the 2013 Employee Stock Purchase Plan (the 2013 ESPP). Under the 2013 ESPP, 275,000 shares of the Company's common stock will be available for issuance and eligible employees of the Company may purchase shares of common stock during pre-specified purchase periods at a price equal to the lesser of 85% of the fair market value of a share of its common stock at the beginning of the purchase period or 85% of the fair market value of a share of its common stock at the end of the purchase period. The Board has not determined the date on which the initial purchase period will commence under the 2013 ESPP, although the initial purchase period will not commence prior to the completion of the Company's IPO.

        On September 4, 2013, the Board also approved for filing immediately following the effectiveness of the Company's registration statement in connection with its IPO, the Restated Certificate of Incorporation to increase the authorized number of shares of common stock from 104,013,161 to 175,000,000, to authorize 25,000,000 shares of undesignated preferred stock, par value $0.001 per share, and to eliminate all references to the previously designated Series Preferred Stock. This Restated Certificate of Incorporation was approved by the stockholders on September 4, 2013.